Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
April 30, 2021
USM-QTLY-0621
1.9898258.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	1,554	$ 89,806
Entertainment – 1.3%
Activision Blizzard, Inc.	530	48,330
Electronic Arts, Inc.	298	42,340
Take-Two Interactive Software, Inc. (a)	187	32,796
		123,466
Interactive Media & Services – 6.6%
Alphabet, Inc. Class A (a)	154	362,439
Facebook, Inc. Class A (a)	682	221,705
Match Group, Inc. (a)	296	46,066
		630,210
Media – 1.8%
Cable One, Inc.	17	30,430
Comcast Corp. Class A	1,706	95,792
The Interpublic Group of Cos., Inc.	1,365	43,339
		169,561
TOTAL COMMUNICATION SERVICES		1,013,043
CONSUMER DISCRETIONARY – 13.2%
Diversified Consumer Services – 1.7%
Grand Canyon Education, Inc. (a)	820	88,798
Service Corp. International	1,438	76,847
		165,645
Hotels, Restaurants & Leisure – 3.1%
Domino's Pizza, Inc.	200	84,468
McDonald's Corp.	515	121,581
Yum! Brands, Inc.	752	89,879
		295,928
Household Durables – 2.0%
Lennar Corp. Class A	901	93,344
PulteGroup, Inc.	1,600	94,592
		187,936
Internet & Direct Marketing Retail – 0.7%
Stamps.com, Inc. (a)	306	62,843
Multiline Retail – 2.0%
Dollar General Corp.	421	90,410
Target Corp.	504	104,459
		194,869
Specialty Retail – 3.7%
AutoZone, Inc. (a)	65	95,168
O'Reilly Automotive, Inc. (a)	178	98,412
The Home Depot, Inc.	512	165,719
		359,299
TOTAL CONSUMER DISCRETIONARY		1,266,520
CONSUMER STAPLES – 5.3%
Household Products – 3.4%
Colgate-Palmolive Co.	898	72,469
Kimberly-Clark Corp.	497	66,260

	Shares	Value

The Clorox Co.	299	$54,567
The Procter & Gamble Co.	1,008	134,487
		327,783
Tobacco – 1.9%
Altria Group, Inc.	1,746	83,372
Philip Morris International, Inc.	1,051	99,845
		183,217
TOTAL CONSUMER STAPLES		511,000
ENERGY – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Exxon Mobil Corp.	2,488	142,413
Kinder Morgan, Inc.	5,467	93,213
TOTAL ENERGY		235,626
FINANCIALS – 11.1%
Capital Markets – 5.6%
Ameriprise Financial, Inc.	441	113,955
FactSet Research Systems, Inc.	273	91,788
MSCI, Inc.	220	106,869
S&P Global, Inc.	313	122,192
T Rowe Price Group, Inc.	580	103,936
		538,740
Insurance – 3.4%
Aflac, Inc.	1,970	105,848
American Financial Group, Inc.	912	112,048
The Progressive Corp.	1,094	110,210
		328,106
Mortgage Real Estate Investment Trusts (REITs) – 1.0%
AGNC Investment Corp.	5,322	95,423
Thrifts & Mortgage Finance – 1.1%
Essent Group Ltd.	1,993	104,792
TOTAL FINANCIALS		1,067,061
HEALTH CARE – 12.8%
Biotechnology – 4.1%
Amgen, Inc.	397	95,137
Biogen, Inc. (a)	272	72,714
Gilead Sciences, Inc.	1,250	79,337
Regeneron Pharmaceuticals, Inc. (a)	150	72,195
United Therapeutics Corp. (a)	373	75,182
		394,565
Health Care Equipment & Supplies – 0.7%
ResMed, Inc.	337	63,346
Health Care Providers & Services – 1.6%
HCA Healthcare, Inc.	418	84,043
Universal Health Services, Inc. Class B	496	73,611
		157,654
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	109	68,684

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	1,526	$ 95,253
Eli Lilly & Co.	500	91,385
Johnson & Johnson	1,002	163,056
Merck & Co., Inc.	1,388	103,406
Zoetis, Inc.	509	88,072
		541,172
TOTAL HEALTH CARE		1,225,421
INDUSTRIALS – 9.5%
Air Freight & Logistics – 2.4%
Expeditors International of Washington, Inc.	893	98,105
United Parcel Service, Inc. Class B	652	132,917
		231,022
Building Products – 1.0%
AO Smith Corp.	1,389	94,105
Commercial Services & Supplies – 0.8%
Rollins, Inc.	2,170	80,898
Construction & Engineering – 1.1%
Quanta Services, Inc.	1,080	104,371
Machinery – 2.1%
Cummins, Inc.	364	91,742
Snap-on, Inc.	450	106,920
		198,662
Professional Services – 0.0%
Booz Allen Hamilton Holding Corp.	460	38,157
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	416	107,249
Trading Companies & Distributors – 1.0%
WW Grainger, Inc.	222	96,246
TOTAL INDUSTRIALS		912,553
INFORMATION TECHNOLOGY – 26.9%
IT Services – 8.8%
Accenture PLC Class A	289	83,801
Akamai Technologies, Inc. (a)	352	38,262
Amdocs Ltd.	499	38,293
Automatic Data Processing, Inc.	310	57,967
Cognizant Technology Solutions Corp. Class A	565	45,426
Jack Henry & Associates, Inc.	252	41,033
Mastercard, Inc. Class A	312	119,203
MAXIMUS, Inc.	475	43,529
Paychex, Inc.	461	44,943
PayPal Holdings, Inc. (a)	412	108,064
The Western Union Co.	1,635	42,118
VeriSign, Inc. (a)	198	43,316
Visa, Inc. Class A	570	133,129
		839,084

	Shares	Value

Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	1,562	$ 89,862
KLA Corp.	158	49,826
Power Integrations, Inc.	436	36,105
Skyworks Solutions, Inc.	234	42,431
Texas Instruments, Inc.	420	75,814
		294,038
Software – 8.5%
Adobe, Inc. (a)	185	94,043
Cadence Design Systems, Inc. (a)	324	42,694
Citrix Systems, Inc.	292	36,164
Microsoft Corp.	1,908	481,159
Oracle Corp.	1,005	76,169
VMware, Inc. Class A (a)	265	42,620
Zoom Video Communications, Inc. Class A (a)	140	44,740
		817,589
Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	3,989	524,394
HP, Inc.	1,712	58,396
		582,790
TOTAL INFORMATION TECHNOLOGY		2,571,658
MATERIALS – 2.6%
Construction Materials – 0.9%
Eagle Materials, Inc.	605	83,575
Containers & Packaging – 0.8%
Packaging Corp. of America	533	78,697
Metals & Mining – 0.9%
Newmont Corp.	1,368	85,377
TOTAL MATERIALS		247,649
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Extra Space Storage, Inc.	717	106,611
Medical Properties Trust, Inc.	3,778	83,305
Public Storage	379	106,559
TOTAL REAL ESTATE		296,475
UTILITIES – 2.2%
Electric Utilities – 1.0%
NextEra Energy, Inc.	1,150	89,137
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp.	2,806	47,337

Quarterly Report	3

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc.	1,102	$ 69,602
TOTAL UTILITIES		206,076
TOTAL COMMON STOCKS (Cost $8,760,065)		9,553,082
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $8,760,065)		9,553,082
NET OTHER ASSETS (LIABILITIES) – 0.2%		18,664
NET ASSETS – 100.0%		$ 9,571,746

Legend
(a)	Non-income producing.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	5

6	Quarterly Report